Note 3 - Significant Accounting Judgements and Estimates	12 Months Ended
Dec. 31, 2025
Statement Line Items [Line Items]
Disclosure of accounting judgements and estimates [text block]
3.	Significant Accounting Judgments and Estimates

The preparation of the Company’s financial statements in conformity with IFRS Accounting Standards as issued by the International Accounting Standard Board requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the financial statements and reported amounts of income and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management’s experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. However, actual outcomes may differ significantly from these estimates.

Judgments and estimates that have the most significant effect on the amounts recognized in the Company’s consolidated financial statements are as follows:

●	Refinery Asset

The net carrying value of the Refinery asset is reviewed regularly for conditions that suggest potential indications of impairment. The review requires significant judgment. Factors considered in the assessment of asset impairment include, but are not limited to, whether there has been a significant adverse change in the technological, market, economic or legal environment in which the entity operates; and internal indicators that the economic performance of the asset will be worse than expected.

●	Exploration and Evaluation Assets

The net carrying value of each mineral property is reviewed regularly for conditions that suggest potential indications of impairment. This review requires significant judgment. Factors considered in the assessment of asset impairment include, but are not limited to, whether there has been a significant adverse change in the legal, regulatory, accessibility, title, environmental or political factors that could affect the property’s value; whether exploration activities produced results that are not promising such that no more work is being planned in the foreseeable future and management’s assessment of likely proceeds from the disposition of the property.

●	Convertible Note and Financial Derivative Liability

The Convertible Note and Financial Derivative Liability comprising of US dollar denominated warrants involve significant estimation. The fair value determined at inception and is reviewed and adjusted on a quarterly basis or when conversions take place. Factors considered in the fair value of the financial derivative liability are risk free rate, the Company’s share price, equity volatility, and credit spread.

●	Asset Retirement Obligation

Management’s determination of the Company’s asset retirement obligation is based on the reclamation and closure activities it anticipates as being required, the additional contingent mitigation measures it identifies as potentially being required and its assessment of the likelihood of such contingent measures being required, and its estimate of the probable costs and timing of such activities and measures. Significant estimations must be made when determining such reclamation and closure activities and measures required or potentially required.

●	Share-based Payments

Valuation of stock-based compensation and warrants requires management to make estimates regarding the inputs for option pricing models, such as the expected life of the option, the volatility of the Company’s stock price, the vesting period of the option and the risk-free interest rate are used. Actual results could differ from those estimates. The estimates are considered for each new grant of stock options, RSUs, DSUs and PSUs.

●	Royalty Liability

The royalty liability requires management to make estimates regarding the inputs for future royalty cash payments, such as the timing of revenues, the amount of revenues and the effective interest rate. Actual results could differ from those estimates.